Transactions with Directors and Other Key Management Personnel - Summary of Remuneration of the Directors and Other Key Management Personnel (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£) director individual	Dec. 31, 2020 GBP (£) individual	Dec. 31, 2019 GBP (£) individual
Disclosure Of Directors And Key Management Remuneration [Line Items]
Salaries and fees	£ 5,495,852	£ 5,353,980	£ 5,025,665
Performance-related payments	5,195,722	1,458,911	3,864,965
Other fixed remuneration (pension and other allowances & non-cash benefits)	929,935	1,107,348	1,367,069
Expenses	17,097	6,772	42,526
Total remuneration	11,638,606	7,927,011	10,300,225
Short-term employee benefits	25,114,949	18,432,698	21,925,975
Post-employment benefits	1,344,883	2,084,645	3,590,466
Total compensation	£ 26,459,832	£ 20,517,343	25,516,441
Number of previously employed individuals for buy-out of deferred performance related payment | individual		2
Number of directors who receive termination payment | director	1
Termination payment	£ 346,154	£ 0	£ 1,076,435
Number key management persons who receives termination benefit | individual			1
Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of previously employed individuals for buy-out of deferred performance related payment | individual		1
Deferred performance related payments of shares		£ 1,293,678
Deferred performance related payments of shares vested		£ 242,605
Key Management Personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of previously employed individuals for buy-out of deferred performance related payment | individual	1	1
Deferred performance related payments of shares	£ 107,225	£ 924,133
Deferred performance related payments of shares vested	£ 25,413	£ 60,500